FAIR VALUE DISCLOSURES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
AFS fixed maturities transferred between Level 2 and 3 (percentage)	2.20%
Level 3 | Corporate
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Transfers out of Level 3	$ (5)	$ 0	$ 0
Level 3 | Fair Value, Nonrecurring
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Fair value measurements not included in quantitative information about level 3 fair value measurements	$ 14	$ 2